Lease liabilities (non-current and current) - Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 65,854	€ 62,654
Later than one year [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	13,130	13,039
One to five years (member)
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	38,419	35,461
More than 5 years [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 14,305	€ 14,154